Income Taxes - Components of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Deferred tax assets
Tax losses carried forward				¥ 1,432,514	$ 224,793	¥ 1,956,901
Carryforwards of non-deductible advertising expenses and donations				1,331,067	208,873	1,143,858
Others				31,926	5,010	94,186
Less: valuation allowance				(2,764,003)	(433,732)	(3,194,945)
Deferred tax assets, net				31,504	4,944	0
Deferred tax liabilities
Total deferred tax liabilities				(31,291)	(4,910)	0
Net deferred tax assets				213	34	0
Unrecognized tax benefit on interest expense	$ 0	$ 0	$ 0
Unrecognized tax benefit on accumulated interest expense					0		$ 0
PRC
Deferred tax liabilities
Taxable losses				5,881,960	$ 923,008	8,689,427
Accrued withholding tax on earnings of subsidiaries | ¥				¥ 0		¥ 0
Minimum
Deferred tax liabilities
Period for extension	5 years
Maximum
Deferred tax liabilities
Period for extension	10 years